REVENUE (Tables) - Athena Technology Solutions Holdings, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue [Line Items]
Schedule of Changes in the Estimated Progress
The below table summarizes the favorable (unfavorable) impact of changes in the estimated progress towards completion across programs for the following periods (in thousands, except per unit amounts):

	Three Months Ended March 31,
	2026	2025
Revenue	$2,373	$(154)
Basic and diluted net income (loss) per Class A unit	$0.03	$0.00

The following table presents the disaggregation of revenue from contracts with customers by customer location for the years ended December 31, 2025 and 2024. In addition, refer to the consolidated statements of operations for the disaggregation of revenue by products versus services and to Note 15 for disaggregation of revenue by reportable segment.

(In thousands)	Year Ended December 31,
	2025	2024
United States	$424,026	$383,992
Other foreign countries	8,907	8,200

Total revenue	$432,933	$392,192

Schedule of Accounts Receivable
Accounts receivable consisted of the following as of March 31, 2026 and December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Billed accounts receivable	$22,044	$17,911
Unbilled accounts receivable	63,777	37,304
Less: allowance for credit losses	—	—

Total accounts receivable, net	$85,821	$55,215

Schedule of Disaggregation of Revenue from Contracts with Customers by Customer Location
The following table presents the disaggregation of revenue from contracts with customers by customer location for the three months ended March 31, 2026 and 2025 (in thousands).

	Three Months Ended March 31,
	2026	2025
United States	$215,306	$52,479
Other foreign countries	1,387	779

Total revenue	$216,693	$53,258